CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	920,674,280	420,674,280
Ordinary shares, shares issued	431,704,929	222,055,327
Ordinary shares, shares outstanding	345,333,888	134,586,659
Class B Ordinary shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	79,325,720	79,325,720
Ordinary shares, shares issued	10,000,000	72,978,677
Ordinary shares, shares outstanding	10,000,000	72,978,677